Liabilities Other Liabilities, Non Current (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Environmental (Note 13)	$ 4	$ 4
Extended disability benefits	11	10
Warranty obligations (Note 9)	82	94
Restructuring (Note 10)	17	45
Payroll-related obligations	10	12
Accrued income taxes	29	34
Deferred income taxes (Note 14)	162	139
Derivative financial instruments (Note 17)	40	6
Other	35	32
Total	$ 390	$ 376